Accounts Receivable, Net	12 Months Ended
Jun. 30, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

	As of June 30,
	2014	2015
	RMB	RMB
Accounts receivable	18,449	23,435
Less: Allowance for doubtful accounts	(2,849)	(2,135)
Accounts receivable, net	15,600	21,300

The following table presents the movement of the allowance for doubtful accounts for the years ended June 30, 2013, 2014 and 2015:

	For the Year Ended June 30,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of the period	(1,966)	(2,186)	(2,849)
Additions: charges to bad debt expenses, net of recoveries	(875)	(974)	(371)
Less: write-offs of accounts receivable	655	311	1,085
Balance at end of the period	(2,186)	(2,849)	(2,135)